Tax, Movement in Deferred Tax Balances (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred tax liability (asset)	$ 16,021	$ 13,983	$ 10,174
Charged/(credited) to profit or loss	(1,763)	2,568	3,649
Charged/(credited) to equity	285	(530)	160
Deferred tax liability (asset)	$ 14,543	$ 16,021	$ 13,983